Subsequent Events - Additional Information (Detail) - Subsequent Event - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2018	Apr. 30, 2018
Subsequent Event [Line Items]
Purchase Price	$ 11.2
Additional Consideration	$ 3.7
Sale of outstanding share of minority held subsidiary	33.30%
Purchase of non controlling interest	38.00%
Term Loan credit Facility		$ 665.0